Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories
10.	INVENTORIES

As of December 31, 2017 and 2016, this caption is composed of the following:

	Balance as of
Classes of Inventories	12-31-2017	12-31-2016
	ThCh$	ThCh$
Supplies for Production	16,879,260	12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,805	2,556,438
Coal	11,984,283	7,660,840
Supplies for projects and spare parts	14,861,643	21,013,620
Total	31,740,903	33,390,799

As of December 31, 2017 and 2016, there were no inventories pledged as collateral to hedge any liability.

For the year ended December 31, 2017, the amount for raw materials and consumables recognized as fuel consumption for continuing operations was ThCh$ 280,739,362 (ThCh$ 295,148,838 and ThCh$ 327,502,996 for the years ended December 31, 2016 and 2015, respectively). See Note 25.

As of December 31, 2017 and 2016, “Other non-current non-financial assets” includes an amount of ThCh$12,853,459 and ThCh$12,318,443 respectively, ThCh$ 6,824,759 corresponding to spare parts and materials that will be used over a twelve-month period (ThCh$ 5,118,917 as of December 31, 2016).

During the years ended December 31, 2017, 2016 and 2015, no inventories have been written down due to obsolesce or impairment.